CUSTOMER INFORMATION	12 Months Ended
Dec. 31, 2011
CUSTOMER INFORMATION
CUSTOMER INFORMATION

25. CUSTOMER INFORMATION

        There was no customer who accounted for 10% or more of net revenue for the years 2009, 2010 and 2011.

        Details of customers accounting for 10% or more of accounts receivable were as follows:

	December 31,
	2010	2011
A*	39.72%	52.93%
*
A is a theater circuit that is responsible for collecting the Group's distribution revenue from certain other theater circuits and then remitting the collected amount to the Group. Accordingly, accounts receivable with A relate to distribution revenue generated by both A and certain other theater circuits.